Income Taxes - Schedule of Income Tax (Benefit) Expense (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Schedule of Income Tax (Benefit) Expense [Abstract]
Current income tax	$ 12,228	$ 17,390
Deferred tax	(36,359)	(21,308)	61,394
Income tax benefit (expense)	$ (24,131)	$ (3,918)	$ 61,394